Fair Value Disclosures (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) bbl	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on Disposition of Other Assets		$ 28,966	$ 353,797	$ 18,505
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure		0	0
Guarantees, Fair Value Disclosure		0	0
Long-term Debt, Fair Value		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure		0	0
Guarantees, Fair Value Disclosure		0	0
Long-term Debt, Fair Value		(5,192,685)	(4,224,373)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure		20,782	20,844
Guarantees, Fair Value Disclosure		(408)	(16,409)
Long-term Debt, Fair Value		$ 0	0
Energy Related Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Nonmonetary Notional Amount | bbl		30,000
Derivative Liability		$ (17,300)
Energy Related Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Energy Related Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		(17,304)
Energy Related Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Commodity Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		(10,222)
Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Commodity Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		0
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure		20,782	20,844
Guarantees, Fair Value Disclosure		(408)	(16,409)
Long-term Debt, Fair Value		(4,706,075)	(4,270,869)
Reported Value Measurement [Member] | Energy Related Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		(17,304)
Reported Value Measurement [Member] | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			55,011
Derivative Liability		(10,222)
Reported Value Measurement [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			(8,126)
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables, Fair Value Disclosure		20,782	20,844
Guarantees, Fair Value Disclosure		(408)	(16,409)
Long-term Debt, Fair Value		(5,192,685)	(4,224,373)
Estimate of Fair Value Measurement [Member] | Energy Related Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability		(17,304)
Estimate of Fair Value Measurement [Member] | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			55,011
Derivative Liability		$ (10,222)
Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			(8,126)
Fair Value, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			55,011
Fair Value, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			0
Fair Value, Recurring [Member] | Commodity Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset			0
Fair Value, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			0
Fair Value, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			(8,126)
Fair Value, Recurring [Member] | Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			$ 0
BridgeTex [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Guarantees, Fair Value Disclosure	$ (5,000)
Gain (Loss) on Disposition of Other Assets	$ 11,000